Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year		₨ 200,000.0	₨ 0.0
Other long term debt, debt raised during the year		792,933.1	638,226.4
Perpetual debt, debt raised during the year		30,000.0	84,682.5
Other long-term debt	[1]	1,681,587.2	1,295,854.3	$ 20,459.8
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt		157,092.6	40,170.0
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt		₨ 1,524,494.6	₨ 1,255,684.3

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200.0 million (US$ 1097.5 million) with stated interest rate of 4.2% per annum for the fiscal years ended March 31, 2022 and March 31, 2023, respectively, under RBI long-term repo operation with a three-year maturity period.